Consolidated Statements of Loss (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Apr. 30, 2014	Apr. 30, 2013
OPERATING EXPENSES
Amortization	$ 1,356	$ 2,760	$ 2,822	$ 4,189	$ 8,377	$ 8,338
Management and consulting fees	18,241	17,555	93,236	137,617	229,109	127,499
Mineral property expenditures	356,469	740,972	654,084	991,667	1,848,128	1,211,547
General and miscellaneous	79,765	54,874	154,148	82,360	307,672	204,518
Professional fees	252,725	64,764	363,275	85,655	192,098	311,395
[us-gaap:OperatingExpenses]	(708,556)	(880,925)	(1,267,565)	(1,301,488)	(2,585,384)	(1,863,297)
OTHER (EXPENSES) INCOME
Foreign exchange gain (loss)	(913)	(220)	1,539	5,257	10,435	(4,929)
Financing fees						(233,385)
Loss on extinguishment of debt		(335,297)		(335,297)	(400,626)	(171,657)
Interest expense	(158,809)	(73,632)	(312,102)	(143,366)	(372,968)	(176,672)
Accretion expense	(27,066)	(816)	(48,742)	(816)	(25,026)	(41,954)
Change in fair value of derivative liabilities	1,191,275	(995,898)	1,975,705	(1,780,734)	(2,692,112)	156,975
LOSS FOR THE YEAR	$ 295,931	$ (2,286,788)	$ 348,835	$ (3,556,444)	$ (6,065,681)	$ (2,334,919)
Loss per share - basic and diluted	$ 0	$ (0.03)	$ 0.00	$ (0.05)	$ (0.09)	$ (0.04)
Weighted average number of shares outstanding	77,184,506	69,208,574	76,651,085	68,755,283	71,207,078	61,971,465